Derivative Instruments (Details) - Schedule of accumulated other comprehensive income (loss) and reclassified as payroll expenses, facility expenses or finance expenses - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Notional amount [Member]
Option contracts to hedge payroll
expenses NIS	$ 49,677	$ 55,016
Forward contracts to hedge payroll
expenses NIS	2,813	16,077
Total	52,490	71,093
Fair value (Level 2 within the fair value hierarchy) [Member]
Option contracts to hedge payroll
expenses NIS	114	1,051
Forward contracts to hedge payroll
expenses NIS	(74)	461
Total	$ 40	$ 1,512